Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Allowance for doubtful accounts (in Dollars)	$ 3,648	$ 3,648	$ 23,832
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	6,916,404	6,916,404	6,878,904
Common stock, shares outstanding	6,906,454	6,906,454	6,877,004
Treasury stock share	9,950	9,950	1,900